TRADE PAYABLES AND ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2023
Trade Payables And Accrued Liabilities
TRADE PAYABLES AND ACCRUED LIABILITIES

7. TRADE PAYABLES AND ACCRUED LIABILITIES

	June 30, 2023	December 31, 2022

Amounts due to related parties (note 11)	100,592	43,235
Trade payables	3,058,268	3,660,519
Accrued liabilities	235,789	321,962
	3,394,649	4,025,716